Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss), NTT CDBP (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	¥ (44,927)	¥ (43,242)
Prior service cost, net	8,685	10,583
Total	(36,929)	(33,469)
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	(22,983)	(19,132)
Prior service cost, net	356	712
Total	¥ (22,627)	¥ (18,420)